Taxation (Details) - Schedule of income tax expense - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expense Abstract
Current income tax expense	SFr (1,231)
Deferred income tax gain	47,316	10,642
Total income tax (expense)/gain	SFr 46,085	SFr 10,642